RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		16 Months Ended	22 Months Ended
	Feb. 28, 2011	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Mar. 27, 2013
RELATED PARTY TRANSACTIONS
Debt under the Credit Facility Agreement	$ 2,250,000
Shares issued to Sheldon Finkel	750,000
Fee obligation of inital loan commitment, payable to Sheldon Finkel	15.00%
Converted Series A stock into common stock	1,500,000
Principal balance paid to Sheldon Finkel	1,688,250
Notes Payable, Related Parties	486,250
Shares of Contiental			9,474,759	9,474,759		9,474,759		3,685,000
Continental's ownership in Pershing			28.54%	28.54%		28.54%
Shares issued for payment of Continental's accrued legal fees			250,000
Issuance of Common Stock for Expenses Adjustment		170,614	170,614	170,614		170,614	170,614
Payments for Continental Expenses			93,640
Distribution to former parent company		517,949	611,589	(611,589)			517,949
Due from equity method investor (former Parent Company)			$ 0	$ 0	$ 347,335	$ 0